              HUNTINGTON HARTFORD LEADERS (SERIES II, IIR AND III)

                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101932

   SUPPLEMENT DATED SEPTEMBER 1, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006

             SUPPLEMENT DATED SEPTEMBER 1, 2006 TO YOUR PROSPECTUS

HUNTINGTON VA INCOME EQUITY FUND:

The Fund's investment objective, which appears in the table under the section entitled "The Funds," has been amended to:

Current income and moderate appreciation of capital

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6013